Average Annual Total Returns		12 Months Ended	60 Months Ended	67 Months Ended
	Aug. 15, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	14.53%	16.43%
Equable Shares Hedged Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.09%	7.03%	7.81%
Performance Inception Date	Jun. 01, 2019
Equable Shares Hedged Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.16%	6.41%	7.23%
Equable Shares Hedged Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.63%	5.35%	6.02%